SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	243,500
Stock options granted, exercise price, minimum	$ 6.5
Stock options granted, exercise price. maximum	$ 8.1
Vesting period	4 years
Expected volatility, minimum	51.00%	60.00%
Expected volatility, maximum	60.00%	76.00%
Expected risk free interest rates range, minimum	1.43%	1.38%
Expected risk free interest rate range, maximum	1.77%	1.80%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 3.38	$ 5.11
Share based compensation	$ 1,713	$ 1,623
Unrecognized compensation cost	$ 5,859
Period over which compensation expense will be recognized	2 years 3 months 7 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 9 months 18 days	4 years 7 months 6 days